Stockholders' Equity (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Treasury Stock Activities

The following table summarizes treasury stock activities for the years ended March 31, 2012 and 2013:

	Change in Treasury stock
	Shares	Millions of yen
Balance at March 31, 2011	7,359,029	¥16,962
Acquisition through purchase of odd-lot shares	13,139	29
Sell upon request for purchase of odd-lot shares	(987)	(2)
Issuance in stock exchanges	(2,491,373)	(5,743)
Acquisition through purchase off odd-lot shares	40	0

Balance at March 31, 2012	4,879,848	¥11,246
Acquisition through purchase of odd-lot shares	3,409	6
Sell upon request for purchase of odd-lot shares	(1,317)	(2)

Balance at March 31, 2013	4,881,940	¥11,250